Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000154799
Shareholder Report [Line Items]
Fund Name	Spectrum Active Advantage Fund
Class Name	Investor Class
Trading Symbol	SAPEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$87	1.78%Footnote Reference*

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (June 1, 2015)
Spectrum Active Advantage Fund	-3.91%	3.33%	5.40%	4.85%
S&P 500® Index	-1.97%	8.25%	18.59%	12.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jun. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,353,497
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 72,531
InvestmentCompanyPortfolioTurnover	707.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,353,497
Number of Portfolio Holdings	9
Advisory Fee	$72,531
Portfolio Turnover	707%

Holdings [Text Block]

Investment Model Exposure 1.06 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Equity Other	54.12
S&P 500 Index	40.55
Cash Management	11.19

Portfolio Allocation (% of total (including notional) exposure)

Equity Other	54.12%
S&P 500 Index	40.55%
Cash Management	11.19%
105.86%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AQR Equity Market Neutral Fund Class R6	29.6%
AQR Long-Short Equity Fund Class R6	24.5%
Vanguard S&P 500 ETF	15.9%
Invesco S&P 500 Low Volatility ETF	10.8%
Invesco S&P 500 Equal Weight ETF	7.8%
Fidelity Government Portfolio Class I, 4.200%,	3.7%
First American Government Obligations Fund Class Z, 4.210%,	3.7%
United States Treasury Bill, 4.220%, 06/05/25	3.7%

C000133465
Shareholder Report [Line Items]
Fund Name	Spectrum Low Volatility Fund
Class Name	Investor Class
Trading Symbol	SVARX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$120	2.42%Footnote Reference*

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.42%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	-0.61%	3.10%	6.66%	6.61%
Morningstar LSTA U.S. Leveraged Loan 100 Index	2.94%	7.06%	7.72%	4.63%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,988,952
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,268,810
InvestmentCompanyPortfolioTurnover	292.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$191,988,952
Number of Portfolio Holdings	15
Advisory Fee	$2,268,810
Portfolio Turnover	292%

Holdings [Text Block]

Investment Model Exposure 1.42 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Cash Management	66.71
Bond	45.41
Market Neutral	15.80
Emerging Markets	9.18
Mortgage Backed	5.25

Portfolio Allocation (% of total (including notional) exposure)

Cash Management	66.71%
Bond	45.41%
Market Neutral	15.80%
Emerging Markets	9.18%
Mortgage Backed	5.25%
142.35%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.230%, 06/12/25	16.3%
Fidelity Government Portfolio Class I, 4.200%,	15.1%
United States Treasury Bill, 4.240%, 06/26/25	13.6%
AQR Equity Market Neutral Fund Class R6	10.1%
PIMCO Income Fund Institutional Class	10.0%
Holbrook Income Fund Class I	10.0%
Regan Total Return Income Fund Institutional Class	9.8%
RiverPark Strategic Income Fund Institutional Class	6.3%
Holbrook Structured Income Fund Class I	6.1%
Medalist Partners MBS Total Return Fund Insitutional Class	5.3%

C000226669
Shareholder Report [Line Items]
Fund Name	Spectrum Unconstrained Fund
Trading Symbol	SUNBX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$123	2.47%Footnote Reference*

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spectrum Unconstrained Fund	Morningstar LSTA U.S. Leveraged Loan 100 Index	Bloomberg U.S. Aggregate Bond Index
04/16/21	$10,000	$10,000	$10,000
03/31/22	$9,847	$10,195	$9,505
03/31/23	$10,021	$10,442	$9,050
03/31/24	$10,663	$11,711	$9,204
03/31/25	$10,938	$12,538	$9,653

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	-0.91%	2.58%	2.29%
Morningstar LSTA U.S. Leveraged Loan 100 Index	2.94%	7.06%	5.88%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.89%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,162,960
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 77,743
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,162,960
Number of Portfolio Holdings	9
Advisory Fee	$77,743
Portfolio Turnover	194%

Holdings [Text Block]

Investment Model Exposure 1.20 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond	49.29
Cash Management	34.35
Market Neutral	22.54
Emerging Markets	14.29

Portfolio Allocation (% of total (including notional) exposure)

Bond	49.29%
Cash Management	34.35%
Market Neutral	22.54%
Emerging Markets	14.29%
120.47%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Holbrook Structured Income Fund Class I	21.8%
United States Treasury Bill, 4.220%, 06/05/25	18.0%
PIMCO Income Fund Institutional Class	17.6%
AQR Equity Market Neutral Fund Class R6	10.1%
Pioneer Securitized Income Fund Class Y	9.9%
Fidelity Government Portfolio Class I, 4.200%,	8.2%
First American Government Obligations Fund Class Z, 4.210%,	8.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.